Common Stock: (Details Textual) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 12, 2016
Class of Stock [Line Items]
Common Stock, Shares Authorized	12,500,000	12,500,000	12,500,000	12,500,000
Convertible Preferred Stock, Shares Issued upon Conversion		767,847
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 33.92	$ 26.24
Series A Convertible Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted		21,363,000	1,637,000
Convertible Preferred Stock, Shares Issued upon Conversion		667,594	51,157
Weighted Average Anti-dilution Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		100,253
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted	5,422
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.0001
Neurotrope Inc. [Member] | Common Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion	16,944
Warrants Exercisable	856	17,659	19,164
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	856	17,659	19,164
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.32	$ 0.32	$ 0.32